iShares
®
MSCI Kokusai ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .8%
ANZ Group Holdings Ltd. ................... 8,728 $ 231,829
APA Group ............................. 3,774 28,193
Aristocrat Leisure Ltd. ...................... 1,725 59,349
ASX Ltd. .............................. 514 22,499
BHP Group Ltd. .......................... 14,769 584,547
Brambles Ltd. ........................... 3,784 61,651
CAR Group Ltd. .......................... 1,042 19,222
Cochlear Ltd. ........................... 206 14,016
Coles Group Ltd. ......................... 4,130 65,824
Commonwealth Bank of Australia .............. 4,902 617,439
Computershare Ltd. ....................... 1,562 34,316
CSL Ltd. ............................... 1,403 126,636
Evolution Mining Ltd. ...................... 5,872 51,915
Fortescue Ltd. ........................... 5,033 72,541
Goodman Group ......................... 5,968 129,301
Insurance Australia Group Ltd. ................ 6,277 34,135
IREN Ltd.
(a)
............................. 958 43,599
Lottery Corp. Ltd. (The) ..................... 6,029 24,135
Lynas Rare Earths Ltd.
(a)
.................... 2,651 37,607
Macquarie Group Ltd. ...................... 1,039 178,492
Medibank Pvt Ltd. ........................ 8,032 27,311
National Australia Bank Ltd. .................. 9,017 260,841
Northern Star Resources Ltd. ................. 3,960 60,700
Origin Energy Ltd. ........................ 5,130 44,857
Pro Medicus Ltd. ......................... 168 16,489
Qantas Airways Ltd. ....................... 2,146 13,121
QBE Insurance Group Ltd. .................. 4,469 72,388
REA Group Ltd. .......................... 179 22,161
Rio Tinto Ltd. ........................... 1,133 138,781
Santos Ltd. ............................. 9,163 52,792
Scentre Group ........................... 16,275 43,734
SGH Ltd.
(b)
............................. 476 13,482
Sigma Healthcare Ltd. ..................... 13,538 27,370
Sonic Healthcare Ltd. ...................... 1,239 17,728
South32 Ltd. ............................ 14,080 41,727
Stockland .............................. 7,307 21,429
Suncorp Group Ltd. ....................... 3,046 37,906
Telstra Group Ltd. ........................ 12,387 47,573
Transurban Group ........................ 9,056 91,780
Vicinity Ltd. ............................. 9,584 17,428
Washington H Soul Pattinson & Co. Ltd. ......... 1,003 30,585
Wesfarmers Ltd. ......................... 3,255 172,913
Westpac Banking Corp. .................... 10,085 282,145
WiseTech Global Ltd. ...................... 541 17,039
Woodside Energy Group Ltd. ................. 5,395 128,982
Woolworths Group Ltd. ..................... 3,542 87,950
Xero Ltd.
(a) (b)
............................ 512 30,069
4,256,527
a
Austria  —  0 .1%
BAWAG Group AG
(c)
....................... 225 38,532
Erste Group Bank AG ...................... 895 98,894
OMV AG .............................. 449 31,695
Raiffeisen Bank International AG .............. 385 21,000
Verbund AG ............................ 199 15,015
205,136
a
Belgium  —  0 .3%
Ageas SA/N.V. .......................... 385 30,170
Anheuser-Busch InBev SA/N.V. ............... 2,900 219,129
Argenx SE
(a)
............................ 185 145,082
D'ieteren Group .......................... 72 14,878
Elia Group SA/N.V.
(a)
...................... 145 24,047
Security Shares Value
a
Belgium (continued)
Financiere de Tubize SA .................... 59 $ 13,587
Groupe Bruxelles Lambert N.V. ............... 220 20,552
KBC Group N.V. ......................... 637 84,783
Lotus Bakeries N.V. ....................... 2 24,077
Sofina SA .............................. 66 16,899
Syensqo SA ............................ 231 15,324
UCB SA ............................... 353 96,119
704,647
a
Canada  —  3 .7%
Agnico Eagle Mines Ltd. .................... 1,476 277,553
Alamos Gold, Inc. , Class A .................. 1,234 49,238
Alimentation Couche-Tard, Inc. ................ 2,232 132,045
AltaGas Ltd. ............................ 1,000 37,479
ARC Resources Ltd. ....................... 1,532 36,339
AtkinsRealis Group, Inc. .................... 486 33,535
Bank of Montreal ......................... 2,049 312,007
Bank of Nova Scotia (The) ................... 3,698 287,705
Barrick Mining Corp. ....................... 4,933 193,819
BCE, Inc. .............................. 199 4,729
Bombardier, Inc. , Class B
(a) (b)
................. 258 54,823
Brookfield Asset Management Ltd. , Class A ....... 1,201 57,700
Brookfield Corp.
(b)
........................ 6,048 273,158
Brookfield Renewable Corp. ................. 352 12,776
CAE, Inc.
(a)
............................. 826 21,587
Cameco Corp. ........................... 1,239 152,308
Canadian Imperial Bank of Commerce .......... 2,741 305,852
Canadian National Railway Co. ............... 1,526 171,400
Canadian Natural Resources Ltd. .............. 6,094 290,893
Canadian Pacific Kansas City Ltd. ............. 2,696 234,480
Canadian Tire Corp. Ltd. , Class A , NVS .......... 130 18,080
Canadian Utilities Ltd. , Class A , NVS ............ 384 13,708
CCL Industries, Inc. , Class B , NVS ............. 417 26,334
Celestica, Inc.
(a)
.......................... 339 139,179
Cenovus Energy, Inc. ...................... 4,143 121,208
CGI, Inc. .............................. 594 38,880
Constellation Software, Inc. .................. 57 103,811
Descartes Systems Group, Inc. (The)
(a)
.......... 245 17,678
Dollarama, Inc. .......................... 771 98,535
Element Fleet Management Corp. ............. 1,124 26,835
Emera, Inc. ............................. 904 48,230
Empire Co. Ltd. , Class A , NVS ................ 417 14,275
Enbridge, Inc. ........................... 6,348 352,088
Fairfax Financial Holdings Ltd. ................ 57 98,640
First Quantum Minerals Ltd.
(a)
................ 1,952 47,796
FirstService Corp. ........................ 133 17,821
Fortis, Inc. ............................. 1,508 86,238
Franco-Nevada Corp. ...................... 546 125,966
George Weston Ltd. ....................... 535 38,610
GFL Environmental, Inc. .................... 680 27,283
Gildan Activewear, Inc. ..................... 512 31,775
Great-West Lifeco, Inc. ..................... 839 44,830
Hydro One Ltd.
(c)
......................... 947 40,687
iA Financial Corp., Inc. ..................... 235 30,245
IGM Financial, Inc. ........................ 238 13,269
Imperial Oil Ltd. .......................... 531 71,131
Intact Financial Corp. ...................... 514 99,043
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 2,454 19,873
Keyera Corp. ........................... 579 22,370
Kinross Gold Corp. ........................ 3,650 110,574
Loblaw Companies Ltd. .................... 1,720 79,292
Lundin Gold, Inc. ......................... 319 21,439
Lundin Mining Corp.
(b)
...................... 1,887 48,427
Magna International, Inc. .................... 807 51,360

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
Manulife Financial Corp. .................... 4,835 $ 190,111
Metro, Inc. , Class A ....................... 640 42,904
National Bank of Canada ................... 1,144 172,684
Nutrien Ltd. ............................. 1,387 105,428
Open Text Corp. ......................... 741 16,796
Pan American Silver Corp. ................... 1,277 66,823
Pembina Pipeline Corp. .................... 1,683 78,342
Power Corp. of Canada .................... 1,692 94,394
RB Global, Inc. .......................... 513 53,598
Restaurant Brands International, Inc. ............ 902 72,786
Rogers Communications, Inc. , Class B , NVS ...... 1,092 39,754
Royal Bank of Canada ..................... 4,094 736,338
Saputo, Inc. ............................ 839 25,404
Shopify, Inc. , Class A
(a)
..................... 3,596 436,492
Stantec, Inc. ............................ 313 28,587
Sun Life Financial, Inc. ..................... 1,639 118,091
Suncor Energy, Inc. ....................... 3,548 243,124
TC Energy Corp. ......................... 2,959 198,407
Teck Resources Ltd. , Class B ................ 1,361 79,455
TELUS Corp. ........................... 1,271 15,916
TFI International, Inc.
(b)
..................... 232 33,196
Thomson Reuters Corp.
(a) (b)
.................. 450 43,047
TMX Group Ltd. .......................... 842 34,341
Toromont Industries Ltd. .................... 232 36,075
Toronto-Dominion Bank (The) ................ 4,904 528,290
Tourmaline Oil Corp.
(b)
..................... 1,041 50,427
Wheaton Precious Metals Corp. ............... 1,353 170,904
Whitecap Resources, Inc. ................... 3,597 42,448
WSP Global, Inc. ......................... 381 63,390
8,902,488
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(a)
.......... 456 79,349
a
China  —  0 .0%
Wharf Holdings Ltd. (The)
(b)
.................. 3,000 9,905
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class A .............. 11 25,810
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 10 23,692
Carlsberg A.S. , Class B .................... 297 40,218
Coloplast A.S. , Class B ..................... 377 23,289
Danske Bank A.S. ........................ 2,017 103,691
Demant A.S.
(a) (b)
.......................... 320 10,148
DSV A.S. .............................. 595 146,334
Genmab A.S.
(a)
.......................... 170 45,012
Novo Nordisk A.S. , Class B .................. 9,432 401,199
Novonesis Novozymes B ................... 992 60,954
Orsted A.S.
(a) (c)
........................... 1,659 44,367
Pandora A.S. ........................... 236 17,959
ROCKWOOL A.S. , Class B
(b)
................. 340 9,898
Tryg A.S. .............................. 794 19,079
Vestas Wind Systems A.S. .................. 2,791 85,822
1,057,472
a
Finland  —  0 .3%
Elisa OYJ .............................. 449 21,807
Fortum OYJ ............................ 1,335 33,633
Kesko OYJ , Class B ....................... 774 19,040
Kone OYJ , Class B ....................... 946 60,177
Metso OYJ ............................. 1,903 32,873
Neste OYJ ............................. 1,206 41,659
Nokia OYJ ............................. 14,886 189,150
Orion OYJ , Class B ....................... 287 23,186
Sampo OYJ , Class A ...................... 7,539 78,339
Security Shares Value
a
Finland (continued)
Stora Enso OYJ , Class R ................... 1,530 $ 17,036
UPM-Kymmene OYJ ...................... 1,585 47,491
Wartsila OYJ Abp ......................... 1,574 66,104
630,495
a
France  —  2 .6%
Accor SA .............................. 547 27,070
Aeroports de Paris SA ..................... 99 12,021
Air Liquide SA ........................... 1,667 358,639
Airbus SE .............................. 1,741 358,923
Alstom SA
(a)
............................ 870 17,482
Amundi SA
(c)
............................ 198 19,138
ArcelorMittal SA .......................... 1,244 72,221
AXA SA ............................... 4,994 240,737
Ayvens SA
(c)
............................. 1,029 13,925
BioMerieux ............................. 132 11,139
BNP Paribas SA ......................... 2,894 303,932
Bollore SE ............................. 2,410 15,218
Bouygues SA ........................... 612 36,193
Bureau Veritas SA ........................ 973 29,816
Capgemini SE ........................... 442 53,754
Carrefour SA ............................ 1,660 33,023
Cie de Saint-Gobain SA .................... 1,274 116,724
Cie Generale des Etablissements Michelin SCA .... 1,954 70,786
Covivio SA ............................. 166 10,979
Credit Agricole SA ........................ 3,282 64,104
Danone SA ............................. 1,889 147,999
Dassault Aviation SA ...................... 68 23,779
Dassault Systemes SE ..................... 1,951 43,963
Eiffage SA ............................. 231 37,244
Engie SA .............................. 5,094 167,911
EssilorLuxottica SA ....................... 872 184,576
Eurofins Scientific SE ...................... 353 24,538
Euronext N.V.
(c)
.......................... 254 42,517
Gecina SA ............................. 152 12,851
Getlink SE ............................. 997 22,314
Hermes International SCA ................... 92 176,005
Ipsen SA .............................. 99 19,444
Kering SA .............................. 215 59,149
Klepierre SA ............................ 611 24,755
Legrand SA ............................ 739 132,402
L'Oreal SA ............................. 693 298,467
LVMH Moet Hennessy Louis Vuitton SE .......... 730 389,973
Orange SA ............................. 5,301 110,379
Pernod Ricard SA ........................ 584 43,416
Publicis Groupe SA ....................... 677 63,257
Renault SA ............................. 546 19,181
Rexel SA .............................. 647 27,364
Safran SA .............................. 1,058 339,737
Sanofi SA .............................. 3,235 302,720
Sartorius Stedim Biotech .................... 80 14,785
Schneider Electric SE ...................... 1,599 508,816
Societe Generale SA ...................... 2,028 163,254
Sodexo SA ............................. 264 13,428
STMicroelectronics N.V. .................... 1,995 108,680
Thales SA .............................. 278 76,377
TotalEnergies SE ......................... 5,810 540,176
Unibail-Rodamco-Westfield .................. 339 41,157
Veolia Environnement SA ................... 1,951 82,506
Vinci SA ............................... 1,461 220,936
6,349,880
a
Germany  —  2 .3%
adidas AG ............................. 499 86,356
Allianz SE , Registered ..................... 1,116 509,713

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Germany (continued)
BASF SE .............................. 2,700 $ 173,169
Bayer AG , Registered ...................... 2,860 128,236
Bayerische Motoren Werke AG ............... 832 76,139
Beiersdorf AG
(b)
.......................... 287 23,792
Brenntag SE
(b)
........................... 386 28,110
Commerzbank AG ........................ 2,263 93,539
Continental AG .......................... 297 22,472
CTS Eventim AG & Co. KGaA
(b)
............... 184 12,145
Daimler Truck Holding AG ................... 1,350 68,091
Delivery Hero SE
(a) (c)
....................... 449 10,928
Deutsche Bank AG , Registered ............... 5,422 168,456
Deutsche Boerse AG ...................... 546 167,512
Deutsche Lufthansa AG , Registered
(b)
........... 1,401 12,004
Deutsche Post AG ........................ 2,797 165,622
Deutsche Telekom AG , Registered ............. 10,764 347,684
E.ON SE .............................. 6,471 143,464
Evonik Industries AG ...................... 644 13,320
Fresenius Medical Care AG
(b)
................. 547 24,751
Fresenius SE & Co. KGaA ................... 1,206 58,406
GEA Group AG .......................... 409 27,968
Hannover Rueck SE ....................... 166 50,157
Heidelberg Materials AG .................... 382 84,286
Henkel AG & Co. KGaA .................... 319 21,984
Hensoldt AG
(b)
........................... 187 16,874
HOCHTIEF AG
(b)
......................... 45 24,202
Infineon Technologies AG ................... 3,775 253,889
Knorr-Bremse AG ........................ 231 26,942
LEG Immobilien SE ....................... 199 13,964
Mercedes-Benz Group AG ................... 2,155 125,615
Merck KGaA ............................ 383 49,593
MTU Aero Engines AG ..................... 166 56,931
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 376 224,913
Nemetschek SE .......................... 166 12,047
QIAGEN N.V. ........................... 583 19,887
Rational AG ............................ 17 12,430
Rheinmetall AG .......................... 136 216,894
RWE AG .............................. 1,771 128,951
SAP SE ............................... 3,064 514,424
Scout24 SE
(c)
........................... 213 17,735
Siemens AG , Registered .................... 2,228 662,075
Siemens Energy AG ....................... 2,253 477,460
Siemens Healthineers AG
(c)
.................. 992 40,676
Symrise AG ............................ 407 36,003
Talanx AG .............................. 185 24,113
Vonovia SE
(b)
........................... 2,157 58,116
Zalando SE
(a) (c)
.......................... 644 15,907
5,547,945
a
Hong Kong  —  0 .5%
AIA Group Ltd. .......................... 30,800 338,146
BOC Hong Kong Holdings Ltd. ................ 10,000 57,522
CK Asset Holdings Ltd. ..................... 5,836 36,762
CK Hutchison Holdings Ltd. .................. 8,336 69,607
CK Infrastructure Holdings Ltd. ................ 2,000 16,837
CLP Holdings Ltd. ........................ 4,500 43,269
Futu Holdings Ltd. , ADR .................... 147 22,713
Galaxy Entertainment Group Ltd. .............. 5,000 21,332
Henderson Land Development Co. Ltd.
(b)
......... 4,523 17,878
HKT Trust & HKT Ltd. , Class SS ............... 12,740 20,666
Hong Kong & China Gas Co. Ltd. .............. 34,618 32,050
Hong Kong Exchanges & Clearing Ltd.
(b)
......... 3,400 181,093
Hongkong Land Holdings Ltd.
(b)
............... 3,400 26,881
Jardine Matheson Holdings Ltd. ............... 500 34,086
Link REIT .............................. 7,640 38,470
Security Shares Value
a
Hong Kong (continued)
MTR Corp. Ltd.
(b)
......................... 5,000 $ 21,366
Power Assets Holdings Ltd. .................. 4,500 37,188
Sands China Ltd. ......................... 5,600 11,750
Sino Land Co. Ltd. ........................ 12,000 19,243
SITC International Holdings Co. Ltd.
(b)
........... 4,000 16,748
Sun Hung Kai Properties Ltd. ................. 4,500 78,782
Swire Pacific Ltd. , Class A ................... 1,500 16,315
Techtronic Industries Co. Ltd.
(b)
................ 4,393 63,697
WH Group Ltd.
(c)
......................... 24,000 29,171
Wharf Real Estate Investment Co. Ltd. .......... 3,000 9,394
1,260,966
a
Ireland  —  0 .1%
AIB Group PLC .......................... 6,457 74,427
Bank of Ireland Group PLC .................. 2,555 50,327
Kerry Group PLC , Class A ................... 450 38,136
Kingspan Group PLC ...................... 449 41,543
Ryanair Holdings PLC ..................... 2,483 65,147
269,580
a
Israel  —  0 .3%
Azrieli Group Ltd.
(b)
........................ 132 21,054
Bank Hapoalim BM ....................... 3,387 90,873
Bank Leumi Le-Israel BM ................... 4,146 104,955
Check Point Software Technologies Ltd.
(a)
........ 253 28,455
Cyberark Software Ltd.
(a)
.................... 139 6,255
Elbit Systems Ltd. ........................ 79 65,724
ICL Group Ltd. ........................... 2,081 11,143
Israel Discount Bank Ltd. , Class A ............. 3,515 39,104
Mizrahi Tefahot Bank Ltd. ................... 478 37,587
Monday.com Ltd.
(a) (b)
....................... 112 7,377
Nice Ltd.
(a) (b)
............................ 199 20,341
Nova Ltd.
(a)
............................. 87 43,442
Phoenix Financial Ltd. ..................... 660 39,711
Teva Pharmaceutical Industries Ltd. , ADR
(a) (b)
...... 3,293 115,486
Tower Semiconductor Ltd.
(a)
.................. 328 68,352
699,859
a
Italy  —  0 .9%
Banca Mediolanum SpA .................... 657 14,400
Banca Monte dei Paschi di Siena SpA ........... 5,767 61,475
Banco BPM SpA ......................... 3,521 51,305
BPER Banca SpA ........................ 4,265 62,959
Buzzi SpA .............................. 225 12,320
CNH Industrial N.V. ....................... 2,835 30,363
Davide Campari-Milano N.V. ................. 1,724 12,791
Enel SpA .............................. 24,325 284,011
Eni SpA ............................... 5,901 166,859
Ferrari N.V. ............................. 363 125,616
FinecoBank Banca Fineco SpA ............... 1,754 43,544
Generali ............................... 2,514 112,657
Intesa Sanpaolo SpA ...................... 41,580 282,504
Italgas SpA ............................. 1,778 21,478
Leonardo SpA ........................... 1,179 73,624
Moncler SpA ............................ 732 44,192
Poste Italiane SpA
(c)
....................... 1,530 40,612
Prysmian SpA ........................... 866 131,726
Recordati Industria Chimica e Farmaceutica SpA ... 319 18,626
Snam SpA ............................. 5,335 42,069
Stellantis N.V.
(a)
.......................... 5,725 42,010
Telecom Italia SpA
(a) (b)
...................... 28,677 22,631
Tenaris SA ............................. 1,059 33,805
Terna - Rete Elettrica Nazionale ............... 3,839 46,176
UniCredit SpA ........................... 4,084 315,621

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Unipol Assicurazioni SpA .................... 1,151 $ 30,074
2,123,448
a
Netherlands  —  1 .4%
ABN AMRO Bank N.V., CVA ................. 1,703 59,293
Adyen N.V.
(a) (c)
........................... 74 83,506
Aegon Ltd. ............................. 4,227 35,028
AerCap Holdings N.V. ...................... 506 71,958
Akzo Nobel N.V. ......................... 514 30,170
ASM International N.V. ..................... 142 138,915
ASML Holding N.V. ....................... 1,127 1,629,130
ASR Nederland N.V. ....................... 462 35,093
BE Semiconductor Industries N.V. ............. 216 63,183
Coca-Cola Europacific Partners PLC ............ 646 61,092
CSG N.V.
(a)
............................. 583 12,626
CVC Capital Partners PLC
(c)
................. 621 9,452
DSM-Firmenich AG ....................... 544 40,631
EXOR N.V. ............................. 297 23,298
Heineken Holding N.V. ..................... 408 28,993
Heineken N.V. ........................... 829 64,537
ING Groep N.V. .......................... 8,502 246,060
InPost SA
(a)
............................. 575 10,313
Koninklijke Ahold Delhaize N.V. ............... 2,727 128,086
Koninklijke KPN N.V. ...................... 11,634 62,213
Koninklijke Philips N.V. ..................... 2,348 61,935
Magnum Ice Cream Co. N.V. (The)
(a) (b)
........... 1,431 20,893
NN Group N.V. .......................... 786 68,802
Prosus N.V.
(a)
........................... 3,812 184,550
Randstad N.V.
(b)
.......................... 352 10,430
Universal Music Group N.V. .................. 3,227 67,662
Wolters Kluwer N.V. ....................... 665 51,900
3,299,749
a
New Zealand  —  0 .0%
Auckland International Airport Ltd. ............. 4,395 21,420
Contact Energy Ltd. ....................... 2,319 13,015
Fisher & Paykel Healthcare Corp. Ltd. ........... 1,660 35,773
Infratil Ltd. ............................. 2,675 19,705
Meridian Energy Ltd. ...................... 3,872 12,992
102,905
a
Norway  —  0 .2%
Aker BP ASA ............................ 939 36,708
DNB Bank ASA .......................... 2,531 76,647
Equinor ASA ............................ 2,314 94,173
Gjensidige Forsikring ASA ................... 580 16,293
Kongsberg Gruppen ASA ................... 1,241 41,524
Mowi ASA .............................. 1,254 27,823
Norsk Hydro ASA ......................... 3,838 42,358
Orkla ASA .............................. 2,303 28,405
Salmar ASA ............................ 169 10,197
Telenor ASA ............................ 2,146 35,324
Yara International ASA ..................... 482 28,061
437,513
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 24,267 25,939
EDP Renovaveis SA ....................... 849 14,196
EDP SA ............................... 8,621 47,021
Galp Energia SGPS SA .................... 1,497 35,015
Jeronimo Martins SGPS SA .................. 806 19,354
141,525
a
Singapore  —  0 .4%
CapitaLand Ascendas REIT .................. 10,359 20,360
CapitaLand Integrated Commercial Trust
(b)
........ 18,714 34,855
Security Shares Value
a
Singapore (continued)
CapitaLand Investment Ltd.
(b)
................. 8,500 $ 18,642
DBS Group Holdings Ltd. ................... 6,240 287,731
Grab Holdings Ltd. , Class A
(a) (b)
............... 6,385 24,391
Keppel Ltd.
(b)
............................ 3,900 33,382
Keppel REIT ............................ 433 305
Oversea-Chinese Banking Corp. Ltd.
(b)
.......... 9,925 171,232
Sea Ltd. , Class A , ADR
(a)
.................... 1,122 95,235
Sembcorp Industries Ltd.
(b)
.................. 2,200 11,545
Singapore Airlines Ltd. ..................... 3,900 19,316
Singapore Exchange Ltd. ................... 2,900 49,586
Singapore Technologies Engineering Ltd. ......... 4,100 34,745
Singapore Telecommunications Ltd. ............ 22,600 81,853
United Overseas Bank Ltd. .................. 3,700 105,373
Wilmar International Ltd.
(b)
................... 6,500 18,540
Yangzijiang Shipbuilding Holdings Ltd.
(b)
......... 7,600 25,919
1,033,010
a
Spain  —  1 .0%
Acciona SA ............................. 71 20,667
ACS Actividades de Construccion y Servicios SA ... 532 76,680
Aena SME SA
(c)
.......................... 2,310 63,092
Amadeus IT Group SA ..................... 1,271 73,340
Banco Bilbao Vizcaya Argentaria SA ............ 16,561 365,707
Banco de Sabadell SA ..................... 15,878 61,559
Banco Santander SA ...................... 43,318 528,580
Bankinter SA ............................ 1,978 32,916
CaixaBank SA ........................... 11,058 140,750
Cellnex Telecom SA
(c)
...................... 1,372 46,185
Endesa SA ............................. 872 39,085
Ferrovial N.V. ........................... 1,454 99,848
Grifols SA .............................. 1,177 12,410
Iberdrola SA ............................ 18,764 439,907
Indra Sistemas SA
(b)
....................... 232 13,343
Industria de Diseno Textil SA ................. 3,201 191,582
International Consolidated Airlines Group SA , Class DI 3,645 18,388
Mapfre SA ............................. 2,703 13,232
Naturgy Energy Group SA ................... 706 22,190
Redeia Corp. SA ......................... 961 16,805
Repsol SA ............................. 3,293 88,454
Telefonica SA ........................... 10,384 46,858
2,411,578
a
Sweden  —  1 .0%
AddTech AB , Class B ...................... 760 27,912
Alfa Laval AB ........................... 909 54,703
Assa Abloy AB , Class B .................... 2,970 114,308
Atlas Copco AB , Class A .................... 7,808 150,051
Atlas Copco AB , Class B .................... 4,554 77,651
Beijer Ref AB ........................... 972 13,771
Boliden AB ............................. 741 38,951
Epiroc AB , Class A ........................ 1,952 56,353
Epiroc AB , Class B ........................ 1,141 28,431
EQT AB ............................... 1,445 47,151
Essity AB , Class B ........................ 1,725 45,681
Evolution AB
(c)
........................... 478 33,687
Fastighets AB Balder , Class B
(a)
............... 1,758 10,517
H & M Hennes & Mauritz AB , Class B ........... 1,638 29,398
Hexagon AB , Class B ...................... 6,085 66,478
Holmen AB , Class B ....................... 269 9,253
Industrivarden AB , Class A .................. 352 18,700
Industrivarden AB , Class C .................. 417 21,941
Indutrade AB ............................ 775 16,743
Investment AB Latour , Class B ................ 417 9,573
Investor AB , Class B ....................... 5,331 216,362
L E Lundbergforetagen AB , Class B ............ 232 13,448

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden (continued)
Lifco AB , Class B ......................... 645 $ 20,295
Nibe Industrier AB , Class B .................. 4,098 18,629
Nordea Bank Abp ........................ 9,176 172,554
Saab AB , Class B ........................ 932 56,575
Sagax AB , Class B ........................ 711 14,149
Sandvik AB ............................. 3,158 132,848
Securitas AB , Class B ...................... 1,535 25,762
Skandinaviska Enskilda Banken AB , Class A ...... 4,522 89,500
Skanska AB , Class B ...................... 1,077 29,087
SKF AB , Class B ......................... 806 20,294
Spotify Technology SA
(a)
.................... 447 199,608
Svenska Cellulosa AB SCA , Class B ............ 1,628 18,655
Svenska Handelsbanken AB , Class A ........... 4,464 63,433
Swedbank AB , Class A ..................... 2,358 83,353
Swedish Orphan Biovitrum AB
(a)
............... 545 25,568
Tele2 AB , Class B ........................ 1,788 36,689
Telefonaktiebolaget LM Ericsson , Class B ........ 8,454 100,848
Telia Co. AB ............................ 7,578 39,611
Trelleborg AB , Class B ..................... 628 25,785
Verisure PLC
(a)
.......................... 793 9,908
Volvo AB , Class B ........................ 4,610 160,690
2,444,904
a
Switzerland  —  2 .4%
ABB Ltd. , Registered ...................... 4,632 468,479
Alcon AG .............................. 1,440 107,499
Avolta AG
(a)
............................. 278 15,363
Banque Cantonale Vaudoise , Registered ......... 80 12,606
Barry Callebaut AG , Registered
(b)
.............. 12 17,986
Belimo Holding AG , Registered ............... 30 27,473
BKW AG .............................. 56 11,194
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 6 73,527
Cie Financiere Richemont SA , Class A, Registered .. 1,558 299,007
EMS-Chemie Holding AG , Registered ........... 26 22,163
Galderma Group AG ....................... 538 112,869
Geberit AG , Registered ..................... 100 67,576
Givaudan SA , Registered ................... 29 103,416
Helvetia Baloise Holding AG ................. 242 66,353
Holcim AG
(a)
............................ 1,496 139,018
Julius Baer Group Ltd. ..................... 638 52,442
Kuehne + Nagel International AG , Registered ...... 141 33,116
Logitech International SA , Registered ........... 445 43,927
Lonza Group AG , Registered ................. 201 123,579
Nestle SA , Registered ..................... 7,545 763,853
Novartis AG , Registered .................... 5,538 818,459
Partners Group Holding AG .................. 66 71,755
Roche Holding AG , Bearer .................. 102 42,663
Roche Holding AG , NVS .................... 2,066 841,894
Sandoz Group AG ........................ 1,229 98,582
Schindler Holding AG , Participation Certificates , NVS 106 37,060
Schindler Holding AG , Registered .............. 67 22,434
SGS SA , Registered ....................... 446 48,324
Sika AG , Registered ....................... 449 82,825
Sonova Holding AG , Registered ............... 139 30,470
Straumann Holding AG , Registered ............. 330 35,815
Swatch Group AG (The) , Bearer ............... 81 18,803
Swiss Life Holding AG , Registered ............. 82 96,276
Swiss Prime Site AG , Registered .............. 198 34,313
Swiss Re AG ............................ 892 143,691
Swisscom AG , Registered ................... 74 62,591
UBS Group AG , Registered .................. 9,269 410,170
VAT Group AG
(c)
......................... 83 62,354
Security Shares Value
a
Switzerland (continued)
Zurich Insurance Group AG .................. 432 $ 301,199
5,821,124
a
United Kingdom  —  3 .9%
3i Group PLC ........................... 2,855 99,290
Admiral Group PLC ....................... 782 35,946
Airtel Africa PLC
(c)
........................ 2,661 12,852
Anglo American PLC ...................... 3,329 164,735
Antofagasta PLC ......................... 1,206 58,488
Associated British Foods PLC ................ 1,044 25,997
AstraZeneca PLC ........................ 4,560 865,133
Autotrader Group PLC
(c)
.................... 2,347 15,788
Aviva PLC ............................. 7,861 66,671
BAE Systems PLC ........................ 8,778 244,147
Barclays PLC ........................... 40,384 237,374
Barratt Redrow PLC ....................... 4,033 13,735
BP PLC ............................... 46,397 367,271
British American Tobacco PLC ................ 6,396 376,691
BT Group PLC .......................... 16,723 49,163
Bunzl PLC ............................. 1,012 33,362
Centrica PLC ........................... 12,235 35,762
Coca-Cola HBC AG , Class DI
(a)
............... 694 40,480
Compass Group PLC ...................... 4,873 137,696
Diageo PLC ............................ 6,389 129,182
Endeavour Mining PLC ..................... 565 34,102
Entain PLC ............................. 1,896 13,994
Experian PLC ........................... 2,689 98,388
Fresnillo PLC ........................... 646 28,525
Glencore PLC
(a)
.......................... 29,148 226,533
GSK PLC .............................. 11,783 308,920
Haleon PLC ............................ 26,480 122,281
Halma PLC ............................. 1,109 66,737
HSBC Holdings PLC ...................... 49,755 915,483
Imperial Brands PLC ...................... 2,185 83,014
Informa PLC ............................ 3,968 42,902
InterContinental Hotels Group PLC ............. 404 57,764
Intertek Group PLC ....................... 482 31,050
J Sainsbury PLC ......................... 4,555 20,380
JD Sports Fashion PLC .................... 7,903 7,255
Kingfisher PLC .......................... 4,095 16,103
Land Securities Group PLC .................. 2,211 17,790
Legal & General Group PLC ................. 16,646 57,125
Lloyds Banking Group PLC .................. 175,225 238,184
London Stock Exchange Group PLC ............ 1,399 181,530
M&G PLC .............................. 7,708 31,680
Marks & Spencer Group PLC ................. 5,973 26,830
Melrose Industries PLC ..................... 3,875 25,429
National Grid PLC ........................ 14,683 262,834
NatWest Group PLC ....................... 23,554 187,864
Next PLC .............................. 353 62,300
Pearson PLC ........................... 1,497 22,091
Prudential PLC .......................... 7,799 117,527
Reckitt Benckiser Group PLC ................. 1,859 118,285
RELX PLC ............................. 5,204 189,771
Rentokil Initial PLC ........................ 7,146 48,177
Rio Tinto PLC ........................... 3,272 329,610
Rolls-Royce Holdings PLC .................. 24,712 397,655
Sage Group PLC (The) ..................... 2,638 31,462
Schroders PLC .......................... 2,099 16,527
Segro PLC ............................. 3,972 37,623
Severn Trent PLC ........................ 900 40,008
Shell PLC .............................. 16,631 756,158
Smith & Nephew PLC ...................... 2,530 39,149
Smiths Group PLC ........................ 866 29,899
Spirax Group PLC ........................ 231 22,545

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
SSE PLC .............................. 3,528 $ 126,318
Standard Chartered PLC .................... 5,440 138,529
Standard Life PLC ........................ 2,458 25,288
Sunbelt Rentals Holdings, Inc. ................ 1,167 87,716
Tesco PLC ............................. 18,272 119,855
Unilever PLC ........................... 6,363 371,059
United Utilities Group PLC ................... 1,919 38,058
Vodafone Group PLC ...................... 57,750 91,889
Whitbread PLC .......................... 579 17,600
Wise PLC , Class A
(a)
....................... 1,763 25,213
9,412,772
a
United States  —  75 .9%
3M Co. ................................ 1,560 228,571
Abbott Laboratories ....................... 5,096 462,666
AbbVie, Inc. ............................ 5,146 1,087,453
Accenture PLC , Class A .................... 1,789 319,712
Adobe, Inc.
(a)
............................ 1,215 299,011
Advanced Micro Devices, Inc.
(a)
............... 4,767 1,689,854
AECOM ............................... 381 32,042
Affirm Holdings, Inc. , Class A
(a)
................ 783 50,331
Aflac, Inc. .............................. 1,485 168,800
Agilent Technologies, Inc. ................... 838 96,831
Air Products and Chemicals, Inc. .............. 639 191,732
Airbnb, Inc. , Class A
(a)
...................... 1,276 179,099
Allegion PLC ............................ 272 37,395
Alliant Energy Corp. ....................... 780 57,275
Allstate Corp. (The) ....................... 779 169,246
Alnylam Pharmaceuticals, Inc.
(a)
............... 386 119,463
Alphabet, Inc. , Class A ..................... 17,031 6,553,529
Alphabet, Inc. , Class C , NVS ................. 14,246 5,441,117
Altria Group, Inc. ......................... 4,950 359,617
Amazon.com, Inc.
(a)
....................... 28,167 7,465,945
Amcor PLC ............................. 1,332 50,669
Ameren Corp. ........................... 792 90,011
American Electric Power Co., Inc. .............. 1,574 215,811
American Express Co. ..................... 1,603 517,849
American International Group, Inc. ............. 1,590 118,932
American Tower Corp. ..................... 1,377 251,592
American Water Works Co., Inc. ............... 561 72,044
Ameriprise Financial, Inc. ................... 279 132,466
AMETEK, Inc. ........................... 670 157,785
Amgen, Inc. ............................ 1,565 541,881
Amphenol Corp. , Class A ................... 3,549 522,661
Amrize Ltd.
(a)
............................ 1,496 80,455
Analog Devices, Inc. ....................... 1,436 577,645
Annaly Capital Management, Inc. .............. 2,171 49,716
Aon PLC , Class A ........................ 602 187,613
Apollo Global Management, Inc. ............... 1,276 164,247
Apple, Inc. ............................. 43,011 11,671,035
Applied Materials, Inc. ..................... 2,326 917,584
AppLovin Corp. , Class A
(a)
................... 668 298,162
Aptiv PLC
(a)
............................. 645 38,868
Arch Capital Group Ltd.
(a)
................... 1,091 103,056
Archer-Daniels-Midland Co. .................. 1,430 106,592
Ares Management Corp. , Class A .............. 598 70,205
Arista Networks, Inc.
(a)
..................... 3,144 543,000
Arthur J Gallagher & Co. .................... 751 155,006
AST SpaceMobile, Inc.
(a)
.................... 656 48,478
Astera Labs, Inc.
(a)
........................ 386 75,170
AT&T, Inc. .............................. 20,904 546,222
Atlassian Corp. , Class A
(a)
................... 475 32,580
Atmos Energy Corp. ....................... 450 85,491
Autodesk, Inc.
(a)
.......................... 613 145,281
Automatic Data Processing, Inc. ............... 1,175 249,029
Security Shares Value
a
United States (continued)
AutoZone, Inc.
(a)
......................... 48 $ 177,793
AvalonBay Communities, Inc. ................ 429 78,507
Avery Dennison Corp. ...................... 231 37,868
Axon Enterprise, Inc.
(a)
..................... 218 87,584
Baker Hughes Co. ........................ 2,957 206,014
Ball Corp. .............................. 765 46,726
Bank of America Corp. ..................... 19,994 1,068,879
Bank of New York Mellon Corp. (The) ........... 2,022 271,696
Becton Dickinson & Co. .................... 845 125,939
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,031 1,909,082
Best Buy Co., Inc. ........................ 570 34,479
Biogen, Inc.
(a)
........................... 417 78,930
BlackRock, Inc.
(d)
......................... 429 457,142
Blackstone, Inc. .......................... 2,143 269,118
Block, Inc. , Class A
(a)
...................... 1,655 116,694
Bloom Energy Corp. , Class A
(a)
................ 650 184,184
Boeing Co. (The)
(a)
........................ 2,307 528,372
Booking Holdings, Inc. ..................... 2,375 399,855
Boston Scientific Corp.
(a)
.................... 4,332 249,567
Bristol-Myers Squibb Co. .................... 5,946 360,268
Broadcom, Inc. .......................... 13,181 5,502,145
Broadridge Financial Solutions, Inc. ............ 356 54,817
Brown & Brown, Inc. ....................... 857 51,549
Builders FirstSource, Inc.
(a)
.................. 352 27,840
Bunge Global SA ......................... 417 52,988
Burlington Stores, Inc.
(a)
.................... 172 55,042
Cadence Design Systems, Inc.
(a)
.............. 789 260,047
Capital One Financial Corp. .................. 1,868 357,348
Cardinal Health, Inc. ....................... 698 134,630
Carlisle Companies, Inc. .................... 133 47,250
Carlyle Group, Inc. (The) .................... 618 30,943
Carnival Corp. ........................... 3,099 82,154
Carrier Global Corp. ....................... 2,265 152,140
Carvana Co. , Class A
(a)
..................... 383 151,591
Casey's General Stores, Inc. ................. 108 88,792
Caterpillar, Inc. .......................... 1,370 1,219,451
Cboe Global Markets, Inc. ................... 302 90,627
CBRE Group, Inc. , Class A
(a)
................. 866 123,604
CDW Corp. ............................. 399 54,627
Cencora, Inc. ........................... 528 162,629
Centene Corp.
(a)
......................... 1,472 79,032
CenterPoint Energy, Inc. .................... 1,963 85,685
CF Industries Holdings, Inc. .................. 489 60,734
CH Robinson Worldwide, Inc. ................ 330 59,997
Charles Schwab Corp. (The) ................. 4,979 456,276
Charter Communications, Inc. , Class A
(a)
......... 237 39,145
Cheniere Energy, Inc. ...................... 648 178,168
Chevron Corp. ........................... 5,579 1,078,476
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 4,016 136,504
Chubb Ltd. ............................. 1,093 357,411
Church & Dwight Co., Inc. ................... 709 68,816
Ciena Corp.
(a)
........................... 413 217,891
Cigna Group (The) ........................ 790 229,558
Cincinnati Financial Corp. ................... 449 73,456
Cintas Corp. ............................ 1,056 184,494
Cisco Systems, Inc. ....................... 11,608 1,062,132
Citigroup, Inc. ........................... 5,222 668,312
Citizens Financial Group, Inc. ................ 1,288 83,784
Clorox Co. (The) ......................... 352 33,947
Cloudflare, Inc. , Class A
(a)
................... 914 187,343
CME Group, Inc. , Class A ................... 1,067 307,104
CMS Energy Corp. ........................ 924 70,908
Coca-Cola Co. (The) ...................... 11,914 938,347
Coeur Mining, Inc.
(a)
....................... 3,019 54,251

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Cognizant Technology Solutions Corp. , Class A ..... 1,402 $ 74,166
Coherent Corp.
(a)
......................... 455 145,468
Coinbase Global, Inc. , Class A
(a)
............... 636 119,422
Colgate-Palmolive Co. ..................... 2,282 194,792
Comcast Corp. , Class A .................... 10,654 288,084
Comfort Systems USA, Inc. .................. 103 189,546
ConocoPhillips .......................... 3,572 449,286
Consolidated Edison, Inc. ................... 1,045 116,507
Constellation Brands, Inc. , Class A ............. 426 66,703
Constellation Energy Corp. .................. 906 283,578
Cooper Companies, Inc. (The)
(a)
............... 600 37,740
Copart, Inc.
(a)
........................... 2,692 89,132
Corebridge Financial, Inc. ................... 216 5,949
CoreWeave, Inc. , Class A
(a) (b)
................. 685 76,446
Corning, Inc. ............................ 2,343 384,814
Corpay, Inc.
(a)
........................... 194 59,455
Corteva, Inc. ............................ 2,002 162,182
CoStar Group, Inc.
(a)
....................... 1,267 43,851
Costco Wholesale Corp. .................... 1,298 1,316,860
Coterra Energy, Inc. ....................... 2,221 79,756
CRH PLC .............................. 1,944 230,208
Crowdstrike Holdings, Inc. , Class A
(a)
............ 735 327,626
Crown Castle, Inc. ........................ 1,260 111,863
CSX Corp. ............................. 5,376 244,232
Cummins, Inc. ........................... 396 265,720
Curtiss-Wright Corp. ....................... 108 77,782
CVS Health Corp. ........................ 3,703 308,423
Danaher Corp. .......................... 1,854 331,773
Darden Restaurants, Inc. ................... 353 70,798
Datadog, Inc. , Class A
(a)
.................... 871 115,137
Deckers Outdoor Corp.
(a)
.................... 449 45,888
Deere & Co. ............................ 749 441,813
Dell Technologies, Inc. , Class C ............... 924 193,070
Delta Air Lines, Inc. ....................... 417 28,352
Devon Energy Corp. ....................... 1,656 85,069
Dexcom, Inc.
(a)
.......................... 1,136 67,649
Diamondback Energy, Inc. ................... 571 117,415
Dick's Sporting Goods, Inc. .................. 182 41,299
Digital Realty Trust, Inc. .................... 1,007 202,347
Dollar General Corp. ...................... 608 70,455
Dollar Tree, Inc.
(a)
......................... 531 51,565
Dominion Energy, Inc. ...................... 2,492 160,734
Domino's Pizza, Inc. ....................... 100 33,942
DoorDash, Inc. , Class A
(a)
................... 1,118 188,551
Dover Corp. ............................ 385 87,168
Dow, Inc. .............................. 2,079 84,179
DR Horton, Inc. .......................... 811 124,780
DraftKings, Inc. , Class A
(a)
................... 1,193 27,821
DTE Energy Co. ......................... 594 90,104
Duke Energy Corp. ....................... 2,295 297,317
DuPont de Nemours, Inc. ................... 1,202 54,883
Eaton Corp. PLC ......................... 1,144 495,363
eBay, Inc. .............................. 1,377 142,492
EchoStar Corp. , Class A
(a) (b)
.................. 412 50,734
Ecolab, Inc. ............................ 745 194,147
Edison International ....................... 1,131 78,593
Edwards Lifesciences Corp.
(a)
................ 1,717 143,369
Electronic Arts, Inc. ....................... 696 140,850
Elevance Health, Inc. ...................... 659 248,061
Eli Lilly & Co. ........................... 2,350 2,196,310
EMCOR Group, Inc. ....................... 138 123,050
Emerson Electric Co. ...................... 1,620 227,513
Entegris, Inc. ............................ 448 63,338
Entergy Corp. ........................... 1,288 151,868
Security Shares Value
a
United States (continued)
EOG Resources, Inc. ...................... 1,573 $ 221,117
EQT Corp. ............................. 1,818 109,225
Equifax, Inc. ............................ 352 61,227
Equinix, Inc. ............................ 286 309,689
Equitable Holdings, Inc. .................... 789 33,296
Equity Residential ........................ 1,037 67,799
Erie Indemnity Co. , Class A , NVS .............. 69 15,106
Essex Property Trust, Inc. ................... 180 47,378
Estee Lauder Companies, Inc. (The) , Class A ...... 682 52,316
Everest Group Ltd. ........................ 119 42,454
Evergy, Inc. ............................. 677 56,083
Everpure, Inc. , Class A
(a)
.................... 902 64,448
Eversource Energy ....................... 1,040 73,528
Exelon Corp. ............................ 2,979 137,004
Expand Energy Corp. ...................... 681 69,564
Expedia Group, Inc. ....................... 344 85,439
Expeditors International of Washington, Inc. ....... 375 55,459
Extra Space Storage, Inc. ................... 609 87,288
Exxon Mobil Corp. ........................ 12,370 1,909,062
F5, Inc.
(a)
.............................. 165 53,443
Fair Isaac Corp.
(a)
......................... 72 73,800
Fastenal Co. ............................ 3,332 149,707
FedEx Corp. ............................ 642 258,925
Ferguson Enterprises, Inc. ................... 581 155,540
Fidelity National Financial, Inc. ................ 689 36,035
Fidelity National Information Services, Inc. ........ 1,524 70,912
Fifth Third Bancorp ....................... 2,618 132,890
First Citizens BancShares, Inc. , Class A .......... 26 51,579
First Solar, Inc.
(a)
......................... 312 62,990
FirstEnergy Corp. ........................ 1,686 80,119
Fiserv, Inc.
(a)
............................ 1,627 101,932
Flex Ltd.
(a)
.............................. 1,094 100,156
Flutter Entertainment PLC , Class DI
(a)
........... 503 54,289
Ford Motor Co. .......................... 11,074 133,774
Fortinet, Inc.
(a)
........................... 1,920 161,875
Fortive Corp. ............................ 1,011 60,448
Fox Corp. , Class A , NVS .................... 665 42,221
Fox Corp. , Class B ........................ 482 27,483
Freeport-McMoRan, Inc. .................... 4,284 247,530
FTAI Aviation Ltd. ......................... 299 74,651
Gaming and Leisure Properties, Inc. ............ 726 35,182
Garmin Ltd. ............................. 487 122,305
Gartner, Inc.
(a)
........................... 217 32,222
GE HealthCare Technologies, Inc. ............. 1,362 82,864
GE Vernova, Inc. ......................... 792 858,100
Gen Digital, Inc. .......................... 1,498 28,896
General Dynamics Corp. .................... 655 225,516
General Electric Co. ....................... 3,075 891,535
General Mills, Inc. ........................ 1,547 54,625
General Motors Co. ....................... 2,815 216,445
Genuine Parts Co. ........................ 413 44,286
Gilead Sciences, Inc. ...................... 3,650 477,566
Global Payments, Inc. ..................... 741 53,322
GoDaddy, Inc. , Class A
(a)
.................... 422 36,625
Goldman Sachs Group, Inc. (The) ............. 881 813,841
Graco, Inc. ............................. 477 38,289
Halliburton Co. .......................... 2,530 107,019
Hartford Insurance Group, Inc. (The) ............ 845 115,604
HCA Healthcare, Inc. ...................... 479 208,102
Healthpeak Properties, Inc. .................. 2,033 32,874
HEICO Corp. ........................... 116 31,310
HEICO Corp. , Class A ...................... 239 49,956
Hershey Co. (The) ........................ 430 79,868
Hewlett Packard Enterprise Co. ............... 3,847 110,678

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Hilton Worldwide Holdings, Inc. ............... 683 $ 221,340
Home Depot, Inc. (The) .................... 2,910 956,808
Honeywell International, Inc. ................. 1,841 394,582
Hormel Foods Corp. ....................... 839 18,013
Howmet Aerospace, Inc. .................... 1,100 267,344
HP, Inc. ............................... 2,789 58,179
Hubbell, Inc. ............................ 146 74,193
HubSpot, Inc.
(a)
.......................... 144 31,933
Humana, Inc. ........................... 353 83,463
Huntington Bancshares, Inc. ................. 5,887 98,666
Hyatt Hotels Corp. , Class A .................. 138 23,125
IDEX Corp. ............................. 232 50,541
IDEXX Laboratories, Inc.
(a)
................... 229 128,423
Illinois Tool Works, Inc. ..................... 813 209,762
Illumina, Inc.
(a)
........................... 447 56,653
Incyte Corp.
(a)
........................... 515 49,064
Ingersoll Rand, Inc. ....................... 1,203 96,072
Insmed, Inc.
(a)
........................... 619 84,388
Insulet Corp.
(a)
........................... 199 34,256
Intel Corp.
(a)
............................ 13,223 1,249,309
Interactive Brokers Group, Inc. , Class A .......... 1,268 100,806
Intercontinental Exchange, Inc. ............... 1,665 263,220
International Business Machines Corp. .......... 2,734 631,499
International Flavors & Fragrances, Inc. .......... 709 49,772
International Paper Co. ..................... 1,443 43,896
Intuit, Inc. .............................. 809 314,296
Intuitive Surgical, Inc.
(a)
..................... 1,036 474,084
Invitation Homes, Inc. ...................... 1,624 46,722
IonQ, Inc.
(a) (b)
............................ 864 38,984
IQVIA Holdings, Inc.
(a)
...................... 513 81,244
Iron Mountain, Inc. ........................ 884 111,375
Jabil, Inc. .............................. 318 107,322
Jack Henry & Associates, Inc. ................ 198 30,442
Jacobs Solutions, Inc. ...................... 352 45,552
JB Hunt Transport Services, Inc. .............. 232 58,355
Johnson & Johnson ....................... 7,052 1,620,902
Johnson Controls International PLC ............ 1,786 260,810
JPMorgan Chase & Co. .................... 7,975 2,498,009
Kenvue, Inc. ............................ 5,562 97,502
Keurig Dr Pepper, Inc. ..................... 3,795 111,573
KeyCorp ............................... 2,817 62,284
Keysight Technologies, Inc.
(a)
................. 514 179,854
Kimberly-Clark Corp. ...................... 979 96,363
Kimco Realty Corp. ....................... 2,029 47,966
Kinder Morgan, Inc. ....................... 5,790 190,317
KKR & Co., Inc. .......................... 1,800 187,812
KLA Corp. .............................. 386 675,635
Kraft Heinz Co. (The) ...................... 2,678 60,683
Kroger Co. (The) ......................... 1,823 124,092
L3Harris Technologies, Inc. .................. 532 170,533
Labcorp Holdings, Inc. ..................... 228 58,550
Lam Research Corp. ...................... 3,676 947,893
Las Vegas Sands Corp. .................... 904 49,367
Leidos Holdings, Inc. ...................... 353 52,675
Lennar Corp. , Class A ...................... 642 57,973
Lennox International, Inc. ................... 88 47,070
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 579 49,765
Linde PLC ............................. 1,355 679,045
Live Nation Entertainment, Inc.
(a)
.............. 485 76,601
Lockheed Martin Corp. ..................... 610 315,962
Loews Corp. ............................ 546 61,485
Lowe's Companies, Inc. .................... 1,632 389,705
LPL Financial Holdings, Inc. .................. 232 77,518
Security Shares Value
a
United States (continued)
Lululemon Athletica, Inc.
(a)
................... 321 $ 44,202
Lumentum Holdings, Inc.
(a)
.................. 207 186,780
LyondellBasell Industries N.V. , Class A .......... 782 58,337
M&T Bank Corp. ......................... 468 102,319
Marathon Petroleum Corp. .................. 908 225,447
Markel Group, Inc.
(a)
....................... 35 62,036
Marriott International, Inc. , Class A ............. 679 245,588
Marsh & McLennan Companies, Inc. ............ 1,421 238,316
Martin Marietta Materials, Inc. ................ 183 113,290
Marvell Technology, Inc. .................... 2,475 408,746
Masco Corp. ............................ 644 46,252
Mastercard, Inc. , Class A .................... 2,480 1,247,242
McCormick & Co., Inc. , NVS ................. 741 37,672
McDonald's Corp. ........................ 2,098 615,952
McKesson Corp. ......................... 365 297,548
Medtronic PLC .......................... 3,739 302,747
MercadoLibre, Inc.
(a)
....................... 134 240,212
Merck & Co., Inc. ......................... 7,303 797,342
Meta Platforms, Inc. , Class A ................. 6,371 3,898,479
MetLife, Inc. ............................ 1,627 130,323
Mettler-Toledo International, Inc.
(a)
............. 63 80,426
Microchip Technology, Inc. ................... 1,595 148,191
Micron Technology, Inc. ..................... 3,287 1,699,905
Microsoft Corp. .......................... 20,666 8,427,181
Mid-America Apartment Communities, Inc. ........ 320 41,338
Mondelez International, Inc. , Class A ............ 3,774 231,875
MongoDB, Inc. , Class A
(a)
................... 230 57,691
Monolithic Power Systems, Inc. ............... 142 229,246
Monster Beverage Corp.
(a)
................... 2,129 164,082
Moody's Corp. ........................... 477 220,302
Morgan Stanley .......................... 3,509 668,780
Motorola Solutions, Inc. .................... 482 211,612
MSCI, Inc. , Class A ....................... 232 137,207
Nasdaq, Inc. ............................ 1,279 117,553
Natera, Inc.
(a)
........................... 365 75,248
Nebius Group N.V. , Class A
(a) (b)
................ 621 85,841
NetApp, Inc. ............................ 574 63,582
Netflix, Inc.
(a)
............................ 12,422 1,162,823
Neurocrine Biosciences, Inc.
(a)
................ 265 34,893
Newmont Corp. .......................... 3,215 357,154
News Corp. , Class A , NVS .................. 1,109 29,189
NextEra Energy, Inc. ...................... 6,016 588,846
NIKE, Inc. , Class B ....................... 3,408 151,179
NiSource, Inc. ........................... 1,340 64,695
Nordson Corp. ........................... 155 44,710
Norfolk Southern Corp. ..................... 643 203,079
Northern Trust Corp. ....................... 561 93,317
Northrop Grumman Corp. ................... 396 229,474
NRG Energy, Inc. ......................... 589 91,637
Nucor Corp. ............................ 679 152,972
NVIDIA Corp. ........................... 71,110 14,191,423
NVR, Inc.
(a)
............................. 7 44,211
NXP Semiconductors N.V. ................... 743 218,137
Occidental Petroleum Corp. .................. 2,205 133,579
Oklo, Inc. , Class A
(a)
....................... 324 23,490
Okta, Inc. , Class A
(a)
....................... 499 36,751
Old Dominion Freight Line, Inc. ............... 568 120,660
Omnicom Group, Inc. ...................... 935 71,733
ON Semiconductor Corp.
(a)
.................. 1,108 111,697
ONEOK, Inc. ............................ 1,796 166,058
Oracle Corp. ............................ 5,034 812,437
O'Reilly Automotive, Inc.
(a)
................... 2,518 250,289
Otis Worldwide Corp. ...................... 1,124 87,537
PACCAR, Inc. ........................... 1,507 179,032

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Packaging Corp. of America ................. 254 $ 54,216
Palantir Technologies, Inc. , Class A
(a)
........... 6,671 928,003
Palo Alto Networks, Inc.
(a)
................... 2,363 423,733
Parker-Hannifin Corp. ...................... 366 332,848
Paychex, Inc. ........................... 946 87,628
PayPal Holdings, Inc. ...................... 2,672 133,974
Pentair PLC ............................ 482 38,902
PepsiCo, Inc. ........................... 3,981 630,949
Pfizer, Inc. ............................. 16,700 445,890
PG&E Corp. ............................ 6,399 106,351
Philip Morris International, Inc. ................ 4,552 751,399
Phillips 66 .............................. 1,207 216,234
Pinnacle Financial Partners, Inc. ............... 437 43,237
Pinterest, Inc. , Class A
(a)
.................... 1,766 34,720
PNC Financial Services Group, Inc. (The) ........ 1,159 258,457
PPG Industries, Inc. ....................... 677 73,454
PPL Corp. ............................. 2,082 77,950
Principal Financial Group, Inc. ................ 662 66,802
Procter & Gamble Co. (The) ................. 6,831 1,004,772
Progressive Corp. (The) .................... 1,719 346,000
Prologis, Inc. ............................ 2,709 384,732
Prudential Financial, Inc. .................... 1,004 98,502
PTC, Inc.
(a)
............................. 363 49,477
Public Service Enterprise Group, Inc. ........... 1,465 119,632
Public Storage ........................... 453 137,010
PulteGroup, Inc. ......................... 555 67,910
Qnity Electronics, Inc. ...................... 601 84,537
QUALCOMM, Inc. ........................ 3,108 558,135
Quanta Services, Inc. ...................... 441 320,947
Quest Diagnostics, Inc. ..................... 310 60,202
Raymond James Financial, Inc. ............... 563 89,134
Realty Income Corp. ....................... 2,673 171,714
Reddit, Inc. , Class A
(a)
...................... 304 44,758
Regency Centers Corp. .................... 461 35,889
Regeneron Pharmaceuticals, Inc. .............. 302 213,532
Regions Financial Corp. .................... 2,511 71,689
Reliance, Inc. ........................... 143 51,837
Republic Services, Inc. , Class A ............... 650 135,993
ResMed, Inc. ........................... 417 89,159
Revolution Medicines, Inc.
(a)
.................. 494 71,195
Rivian Automotive, Inc. , Class A
(a)
.............. 2,291 37,572
Robinhood Markets, Inc. , Class A
(a)
............. 2,146 156,422
ROBLOX Corp. , Class A
(a)
................... 1,658 91,621
Rocket Companies, Inc. , Class A
(a)
............. 2,662 38,918
Rocket Lab Corp.
(a)
....................... 1,404 115,844
Rockwell Automation, Inc. ................... 321 131,260
Rollins, Inc. ............................. 875 48,764
Roper Technologies, Inc. .................... 312 110,701
Ross Stores, Inc. ......................... 976 222,323
Royal Caribbean Cruises Ltd. ................ 745 196,501
Royalty Pharma PLC , Class A ................ 1,188 59,507
RPM International, Inc. ..................... 384 39,126
RTX Corp. ............................. 3,927 691,427
S&P Global, Inc. ......................... 913 393,713
Salesforce, Inc. .......................... 2,769 488,812
Samsara, Inc. , Class A
(a)
.................... 1,159 33,310
SBA Communications Corp. , Class A ............ 304 67,245
Seagate Technology Holdings PLC ............. 637 429,109
Sempra ............................... 1,921 182,726
ServiceNow, Inc.
(a)
........................ 3,025 267,138
Sherwin-Williams Co. (The) .................. 693 222,876
Simon Property Group, Inc. .................. 966 196,784
SLB Ltd. ............................... 4,378 249,021
Smurfit Westrock PLC ..................... 1,505 57,777
Security Shares Value
a
United States (continued)
Snap, Inc. , Class A , NVS
(a)
.................. 3,017 $ 18,313
Snap-on, Inc. ........................... 144 55,210
Snowflake, Inc. , Class A
(a)
................... 931 127,054
SoFi Technologies, Inc.
(a)
.................... 3,748 60,343
Solventum Corp.
(a)
........................ 405 27,281
Southern Co. (The) ....................... 3,216 310,987
SS&C Technologies Holdings, Inc. ............. 644 44,629
Starbucks Corp. .......................... 3,301 347,694
State Street Corp. ........................ 863 131,901
Steel Dynamics, Inc. ....................... 385 88,034
STERIS PLC ............................ 287 62,245
Strategy, Inc. , Class A
(a)
.................... 762 126,073
Stryker Corp. ........................... 995 313,554
Sun Communities, Inc. ..................... 393 50,241
Super Micro Computer, Inc.
(a)
................. 1,499 41,073
Synchrony Financial ....................... 1,131 86,182
Synopsys, Inc.
(a)
......................... 566 273,152
Sysco Corp. ............................ 1,429 106,761
T Rowe Price Group, Inc. ................... 644 66,255
Take-Two Interactive Software, Inc.
(a)
............ 543 116,072
Tapestry, Inc. ............................ 607 88,039
Targa Resources Corp. ..................... 614 159,689
Target Corp. ............................ 1,356 175,941
TE Connectivity PLC ...................... 858 181,604
Teledyne Technologies, Inc.
(a)
................. 132 85,252
Teradyne, Inc. ........................... 468 160,744
Tesla, Inc.
(a)
............................. 8,255 3,150,356
Texas Instruments, Inc. ..................... 2,655 746,267
Texas Pacific Land Corp. .................... 177 78,530
Textron, Inc. ............................ 474 45,485
Thermo Fisher Scientific, Inc. ................. 1,093 523,503
TJX Companies, Inc. (The) .................. 3,244 508,497
T-Mobile U.S., Inc. ........................ 1,492 291,686
Toast, Inc. , Class A
(a)
...................... 1,240 35,365
Tractor Supply Co. ........................ 1,500 52,650
Trade Desk, Inc. (The) , Class A
(a)
.............. 1,301 30,691
Tradeweb Markets, Inc. , Class A ............... 319 36,127
Trane Technologies PLC .................... 648 319,166
TransDigm Group, Inc. ..................... 164 190,237
TransUnion ............................. 598 42,458
Travelers Companies, Inc. (The) ............... 642 195,900
Trimble, Inc.
(a)
........................... 741 49,884
Truist Financial Corp. ...................... 3,775 194,412
Twilio, Inc. , Class A
(a)
...................... 422 62,481
Tyler Technologies, Inc.
(a)
................... 122 41,619
Tyson Foods, Inc. , Class A .................. 797 51,064
U.S. Bancorp ........................... 4,543 257,406
Uber Technologies, Inc.
(a)
................... 5,801 432,813
UDR, Inc. .............................. 911 33,106
Ulta Beauty, Inc.
(a)
........................ 138 74,172
Union Pacific Corp. ....................... 1,744 469,973
United Airlines Holdings, Inc.
(a)
................ 239 21,510
United Parcel Service, Inc. , Class B ............ 2,182 237,402
United Rentals, Inc. ....................... 190 182,370
United Therapeutics Corp.
(a)
.................. 133 75,990
UnitedHealth Group, Inc. .................... 2,651 982,142
Universal Health Services, Inc. , Class B ......... 184 30,962
Valero Energy Corp. ....................... 883 223,028
Veeva Systems, Inc. , Class A
(a)
............... 447 69,719
Ventas, Inc. ............................ 1,301 114,306
Veralto Corp. ............................ 748 65,974
VeriSign, Inc. ........................... 236 63,404
Verisk Analytics, Inc. , Class A ................. 410 75,641
Verizon Communications, Inc. ................ 12,359 593,603

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Vertex Pharmaceuticals, Inc.
(a)
................ 755 $ 322,672
Vertiv Holdings Co. , Class A ................. 1,073 352,470
VICI Properties, Inc. ....................... 2,987 87,220
Visa, Inc. , Class A ........................ 4,942 1,630,069
Vistra Corp. ............................ 1,013 159,892
Vulcan Materials Co. ...................... 384 115,868
W R Berkley Corp. ........................ 721 48,184
Walmart, Inc. ............................ 12,829 1,692,530
Walt Disney Co. (The) ..................... 5,262 545,932
Warner Bros Discovery, Inc.
(a)
................ 6,776 183,291
Waste Connections, Inc. .................... 741 122,058
Waste Management, Inc. .................... 1,159 269,525
Waters Corp.
(a)
.......................... 288 89,058
Watsco, Inc. ............................ 100 43,784
WEC Energy Group, Inc. .................... 982 115,817
Wells Fargo & Co. ........................ 9,160 753,227
Welltower, Inc. ........................... 2,004 435,549
West Pharmaceutical Services, Inc. ............ 213 63,387
Western Digital Corp. ...................... 994 431,913
Westinghouse Air Brake Technologies Corp. ....... 518 139,803
Weyerhaeuser Co. ........................ 2,179 53,429
Williams Companies, Inc. (The) ............... 3,618 276,090
Williams-Sonoma, Inc. ..................... 347 62,880
Willis Towers Watson PLC ................... 280 71,736
Workday, Inc. , Class A
(a)
.................... 611 74,786
WP Carey, Inc. .......................... 596 43,466
WW Grainger, Inc. ........................ 134 155,621
Xcel Energy, Inc. ......................... 1,717 142,425
Xylem, Inc. ............................. 711 84,012
Yum! Brands, Inc. ........................ 793 126,602
Zebra Technologies Corp. , Class A
(a)
............ 142 32,129
Zillow Group, Inc. , Class C , NVS
(a)
............. 528 23,443
Zimmer Biomet Holdings, Inc. ................ 579 47,727
Zoetis, Inc. , Class A ....................... 1,285 147,736
Zoom Communications, Inc. , Class A
(a)
.......... 759 73,737
Zscaler, Inc.
(a)
........................... 302 39,465
183,212,980
a
Total Common Stocks — 99.6%
(Cost: $ 178,465,202 ) ................................ 240,415,757
a
Preferred Stocks
Germany  —  0 .1%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 165 15,056
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b)
.. 318 15,442
Henkel AG & Co. KGaA , Preference Shares , NVS ... 514 37,403
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 449 16,337
Sartorius AG , Preference Shares , NVS
(b)
......... 76 19,416
Volkswagen AG , Preference Shares , NVS ........ 594 60,237
163,891
a
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 17,590 16,242
a
Total Preferred Stocks — 0.1%
(Cost: $ 366,562 ) ................................... 180,133
a
Rights
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (e)
................ 446 1,827
a
Security Shares Value
a
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 709 $ 7
a
Total Rights — 0.0%
(Cost: $ 1,808 ) ..................................... 1,834
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (e)
........................... 72 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 178,833,572 ) ................................ 240,597,724
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (f) (g)
...................... 1,938,551 1,939,132
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (f)
............................. 135,720 135,720
a
Total Short-Term Securities — 0.9%
(Cost: $ 2,074,728 ) .................................. 2,074,852
Total Investments —  100.6%
(Cost: $ 180,908,300 ) ................................ 242,672,576
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (1,428,599)
Net Assets — 100.0% ................................. $ 241,243,977
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,534,766  $ 404,276
(a)
$ —  $ (33) $ 123  $ 1,939,132  1,938,551  $ 2,526
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 280,000  —  (144,280)
(a)
—  —  135,720  135,720  7,165  —
BlackRock, Inc. .. 503,235  —  (31,269) 8,418  (23,242) 457,142  429  7,064  —
$ —  $ 8,385  $ (23,119)
$ 2,531,994
$ 16,755  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 1 06/18/26 $ 362 $ 31,885
Euro STOXX 50 Index ................................................................. 2 06/19/26 137 (1,029)
$ 30,856

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Kokusai ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 195,100,983 $ 45,314,774 $ — $ 240,415,757
Preferred Stocks ......................................... — 180,133 — 180,133
Rights ................................................ — 7 1,827 1,834
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 2,074,852 — — 2,074,852
$ 197,175,835 $ 45,494,914 $ 1,827 $ 242,672,576
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,885 $ — $ — $ 31,885
Liabilities
Equity Contracts ........................................... (1,029) — — (1,029)
$ 30,856 $ — $ — $ 30,856
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)